Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000110325 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[1]
C000110325 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[1]
C000110325 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[1]
C000110325 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[1]
C000110325 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[1]
C000110325 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000110325 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
C000110325 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
C000110325 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
C000110325 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
C000110325 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	39.70%	[1]
C000110325 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	34.70%	[1]
C000110325 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	17.30%	[1]
C000110325 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
C000110325 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
C000110325 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000110341 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%	[2]
C000110341 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[2]
C000110341 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000110341 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[2]
C000110341 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[2]
C000110341 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[2]
C000110341 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[2]
C000110341 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[2]
C000110341 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[2]
C000110341 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[2]
C000110341 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.60%	[2]
C000110341 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	24.30%	[2]
C000110341 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	9.70%	[2]
C000110341 [Member] | POLAND
Holdings [Line Items]
Percent of Total Investments	6.90%	[2]
C000110341 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	6.80%	[2]
C000110341 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.30%	[2]
C000110341 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.80%	[2]
C000110341 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
C000110341 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.80%	[2]
C000110341 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Investments	2.60%	[2]

[1]	Excludes money market funds.
[2]	Excludes money market funds.